UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21724

Nicholas-Applegate International & Premium Strategy Fund (Exact name of registrant as specified in charter)
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York,		New York 10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year end:	February 29, 2008

Date of reporting period:	August 31, 2007

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549 0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Nicholas-Applegate International & Premium Strategy Fund

S e m i - A n n u a l R e p o r t
A u g u s t 31, 2 0 0 7

Contents

Letter to Shareholders	1

Fund Insights/Performance & Statistics	2-3

Schedule of Investments	4-12

Statement of Assets and Liabilities	13

Statement of Operations	14

Statement of Changes in Net Assets	15

Notes to Financial Statements	16-19

Financial Highlights	20

Annual Shareholder Meeting Results	21

Matters Relating to the Trustees’ Consideration
of the Investment Management & Portfolio
Management Agreements	22-23

Nicholas-Applegate International & Premium Strategy Fund Letter to Shareholders

October 16, 2007

Dear Shareholder:

We are pleased to provide you with the semiannual report for the Nicholas-Applegate International & Premium Strategy Fund (the “Fund”) for the six-month period ended August 31, 2007.

Foreign and domestic stocks generally advanced through most of the period but declined during the closing weeks, as the effects of structural problems in U.S. credit and housing markets spread broadly through world markets. A weakening U.S. dollar improved the returns of non-US markets for dollar-oriented investors. The Morgan Stanley Capital International: Europe, Australasia and Far East (EAFE) Index rose 5.83% in U.S. dollar terms. These results were closely inline with U.S. equities as represented by the Standard & Poor’s 500 Index, which returned 5.70% .

Please review the following pages for specific information on the Fund. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. You will also find a wide range of information and resources on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Nicholas-Applegate Capital Management LLC and Oppenheimer Capital LLC, the Fund’s sub-advisers, we thank you for investing with us.

We remain dedicated to serving your financial needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

| 8.31.07 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 1

Nicholas-Applegate International & Premium Strategy Fund Fund Insights
August 31, 2007 (unaudited)

  For the fiscal six-months ended August 31, 2007, Nicholas-Applegate International & Premium Strategy Fund returned 4.06% on net asset value (“NAV”) and (8.20)% on market price.

  International equities skidded in recent months as the global credit crunch drove a flight to quality. In general, value shares underperformed growth shares. Developed markets were more insulated from the retreat than emerging markets.

  Asian stocks experienced a tenth consecutive month of gains in July, but declined in August. Japanese equities tracked lower as the yen appreciated, weighing on exporters, and national legislative elections put into question the pace of economic reform.

  European shares declined towards the end of the six-month period as credit market tightening spurred concerns over takeover financing and mergers and acquisitions.

  The markets experienced significant volatility during the first week of August. After the subprime meltdown and troubles at two Bear Stearns hedge funds revealed that many former high-rated credit products could not be easily sold in the market at values assigned to them using financial models. Consequently, hedge fund managers realized that they were potentially facing significant losses in their credit portfolios. To curb possible losses, the managers sought to scale back their leverage. However, selling illiquid credit products risked uncovering even deeper losses, so it appears these managers de levered by selling more liquid assets. As many of these managers’ unwound significant factor-based portfolios, these factors started to behave unexpectedly. Short names started to rally and long names started to fall as these trades started to reach the market.

  As was the case for many other quantitative portfolios, most of our signals did not work in the first week of August, particularly the Sustainability group. This caused underperformance against the benchmark for the month and pulled relative performance down for the entire six-month period.

  During the reporting period, the Fund’s equity index option strategy met its objectives in terms of total premiums collected and correlation to the underlying portfolio. Performance was bolstered by increased volatility during the period, which aided the strategy’s yield goal. Volatility, as measured by the VIX index, increased in excess of 50% from the beginning of the period to the end.

2 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.07 |

Nicholas-Applegate International & Premium Strategy Fund
Performance & Statistics
August 31, 2007 (unaudited)

Total Return(1) :	Market Price	Net Asset Value (“NAV” )
Six months	(8.20)%	4.06%
1 year	15.52%	14.41%
Commencement of Operations (4/29/05) to 8/31/07	14.28%	19.25%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (4/29/05) to 8/31/07	Market Price	$26.94
	NAV	$28.61
	Discount to NAV	(5.84)%
	Market Price Yield(2)	7.98%

	Allocation of Investments by Country (as a % of total investments before options written)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of the specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share dividend (which is comprised of net investment income, net gains from index option premiums and net gains from the sale of portfolio securities) to shareholders by the market price per share at August 31, 2007.

| 8.31.07 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 3

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2007 (unaudited)	Investments

Shares		Value
COMMON STOCK—96.5%
	Australia—2.8%
	Airlines—1.1%
691,479	Qantas Airways Ltd.	$3,148,118
	Banking—0.3%
35,556	Australia & New Zealand Banking Group Ltd.	841,966
	Hotels/Gaming—0.1%
25,218	Aristocrat Leisure Ltd.	287,330
	Metals & Mining—0.9%
38,463	BHP Billiton Ltd.	1,203,375
265,586	OneSteel Ltd.	1,311,732
		2,515,107
	Oil & Gas—0.1%
14,269	Caltex Australia Ltd.	280,479
	Retail—0.3%
177,465	David Jones Ltd.	749,182
	Austria—1.4%
	Building/Construction—0.3%
13,715	Wienerberger AG	980,356
	Diversified Manufacturing—0.8%
44,203	RHI AG (b)	2,166,507
	Metals & Mining—0.3%
10,496	Voestalpine AG	859,709
	Belgium—0.5%
	Chemicals—0.5%
24,352	Tessenderlo Chemie NV	1,371,570
	Bermuda—0.2%
	Transportation—0.2%
48,500	Orient Overseas International Ltd.	526,450
	Cayman Islands—0.5%
	Chemicals—0.3%
139,500	Kingboard Chemical Holdings Ltd.	818,115
	Paper/Paper Products—0.2%
124,000	Lee & Man Paper Manufacturing Ltd.	498,743
	Denmark—0.3%
	Building/Construction—0.3%
9,050	FLSmidth & Co. A/S	856,530
	Finland—0.9%
	Food & Beverage—0.5%
22,583	Kesko Oyj	1,332,372
	Telecommunications—0.4%
33,321	Nokia Oyj	1,099,123

4 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.07 |

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2007 (unaudited)	Investments

Shares		Value
	France—7.8%
	Airlines—0.3%
19,733	Air France-KLM	$817,743
	Automotive—2.9%
44,738	Peugeot S.A.	3,799,951
31,460	Renault S.A.	4,231,737
		8,031,688
	Banking—2.6%
48,331	BNP Paribas	5,080,021
57,085	Credit Agricole S.A.	2,147,028
		7,227,049
	Computer Software—0.3%
22,191	Business Objects S.A. (b)	974,956
	Consumer Products—0.2%
3,087	SEB S.A.	542,400
	Oil & Gas—1.3%
48,579	Total S.A. (a)	3,647,800
	Telecommunications—0.2%
22,333	France Telecom S.A.	673,585
	Germany—10.6%
	Airlines—1.1%
107,234	Deutsche Lufthansa AG	3,131,692
	Apparel & Textiles—0.6%
29,989	Adidas AG	1,763,253
	Automotive—2.5%
46,451	DaimlerChrysler AG	4,128,469
13,795	Volkswagen AG	2,851,795
		6,980,264
	Banking—0.5%
10,524	Deutsche Bank AG	1,300,969
	Chemicals—1.7%
34,942	BASF AG (a)	4,625,685
	Metals & Mining—1.6%
3,748	Salzgitter AG	740,671
64,893	ThyssenKrupp AG (a)	3,794,708
		4,535,379
	Utilities—2.6%
40,965	E.ON AG	6,876,887
2,593	RWE AG	291,893
		7,168,780
	Greece—0.4%
	Banking—0.4%
17,596	National Bank of Greece S.A.	1,045,131

| 8.31.07 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 5

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2007 (unaudited)	Investments

Shares		Value
	Hong Kong—1.8%
	Airlines—0.8%
894,000	Cathay Pacific Airways Ltd.	$2,343,844
	Real Estate—0.8%
185,000	Hang Lung Group Ltd.	883,244
536,000	New World Development Ltd.	1,283,992
		2,167,236
	Utilities—0.2%
174,000	China Resources Power Holdings Co.	490,749
	Ireland—1.0%
	Banking—0.6%
95,928	Anglo Irish Bank Corp. PLC	1,805,364
	Financial Services—0.4%
45,041	Irish Life & Permanent PLC	1,121,402
	Italy—3.4%
	Banking—1.2%
134,826	Banche Popolari Unite S.c.r.l.	3,456,982
	Energy—0.9%
246,310	Enel SpA	2,548,365
	Manufacturing—0.5%
66,766	Indesit Co. SpA	1,385,660
	Utilities—0.8%
60,653	Eni SpA	2,097,745
	Japan—22.9%
	Automotive—2.4%
34,100	Honda Motor Co., Ltd.	1,120,361
28,400	NOK Corp.	550,314
26,400	Tokai Rika Co., Ltd.	707,385
74,700	Toyota Motor Corp.	4,324,114
		6,702,174
	Banking—1.4%
43,000	77 Bank Ltd.	290,113
61,000	Bank of Yokohama Ltd.	433,744
52,000	Chiba Bank Ltd.	418,940
55,000	Hiroshima Bank Ltd.	313,317
97,000	Hokuhoku Financial Group, Inc.	283,980
176	Mizuho Financial Group, Inc.	1,105,767
135	Sumitomo Mitsui Financial Group, Inc.	1,064,465
		3,910,326
	Building/Construction—0.2%
21,000	Daiwa House Industry Co., Ltd.	278,868
54,000	Obayashi Corp.	278,787
		557,655
	Computer Services—0.7%
21,700	TDK Corp.	1,854,822

6 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.07 |

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2007 (unaudited)	Investments

Shares		Value
	Japan—(continued)
	Consumer Products—2.2%
8,900	Meitec Corp.	$285,432
5,800	Nintendo Co., Ltd. (a)	2,668,538
21,300	Sega Sammy Holdings, Inc.	323,315
60,400	Sony Corp.	2,890,552
		6,167,837
	Diversified Manufacturing—0.7%
22,000	Nikon Corp.	686,959
31,000	Olympus Corp.	1,315,821
		2,002,780
	Electronics—2.5%
104,000	Brother Industries Ltd. (a)	1,328,647
24,800	Mitsumi Electric Co., Ltd.	929,311
106,000	Nippon Chemi-Con Corp.	1,045,495
64,000	Star Micronics Co., Ltd.	1,839,227
58,000	Taiyo Yuden Co., Ltd.	1,161,363
60,000	Toshiba Corp.	539,240
		6,843,283
	Financial Services—0.5%
12,300	Credit Saison Co., Ltd.	323,236
20,700	Hitachi Capital Corp.	259,061
2,240	Orix Corp.	475,395
10,150	Promise Co., Ltd.	279,199
		1,336,891
	Food & Beverage—1.0%
246,000	Itochu Corp. (a)	2,655,497
	Machinery—0.3%
21,200	Shima Seiki Manufacturing Ltd.	925,313
	Manufacturing—0.2%
15,900	FUJIFILM Holdings Corp. (a)	684,624
	Metals & Mining—1.8%
19,800	JFE Holdings, Inc.	1,288,728
197,000	Nippon Steel Corp.	1,376,070
457,000	Sumitomo Metal Industries Ltd. (a)	2,304,079
		4,968,877
	Office Equipment—0.9%
45,600	Canon, Inc. (a)	2,601,812
	Oil & Gas—0.9%
316,000	Marubeni Corp. (a)	2,568,810
	Pharmaceuticals—1.2%
27,300	Chugai Pharmaceutical Co., Ltd.	489,759
15,000	Daiichi Sankyo Co., Ltd.	409,088
9,900	Hisamitsu Pharmaceutical Co., Inc.	271,568
58,000	Kyowa Hakko Kogyo Co., Ltd.	562,462
18,700	Mediceo Paltac Holdings Co., Ltd.	287,879
5,400	Ono Pharmaceutical Co., Ltd.	279,055
17,000	Takeda Pharmaceutical Co., Ltd.	1,162,664
		3,462,475

| 8.31.07 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 7

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2007 (unaudited)	Investments

Shares		Value
	Japan—(continued)
	Real Estate—0.4%
9,100	Daito Trust Construction Co., Ltd.	$428,718
30,000	Mitsubishi Estate Co., Ltd.	801,718
		1,230,436
	Retail—0.5%
13,800	Aoyama Trading Co., Ltd.	371,701
27,900	EDION Corp.	295,208
8,200	Fast Retailing Co., Ltd.	481,805
3,800	Shimamura Co., Ltd.	352,193
		1,500,907
	Semi-Conductors—0.2%
11,000	Sumco Corp.	587,545
	Telecommunications—0.8%
228	KDDI Corp.	1,757,802
97	Nippon Telegraph & Telephone Corp.	446,382
		2,204,184
	Tobacco—0.2%
73	Japan Tobacco, Inc.	405,248
	Transportation—1.9%
79	East Japan Railway Co.	629,347
39,000	Mitsui OSK Lines Ltd.	572,675
413,000	Nippon Yusen KK (a)	4,070,894
		5,272,916
	Utilities—0.1%
10,900	Chubu Electric Power Co., Inc.	290,431
	Wholesale—1.9%
120,000	Mitsui & Co., Ltd. (a)	2,493,494
166,900	Sumitomo Corp. (a)	2,877,964
		5,371,458
	Netherlands—1.9%
	Banking—0.1%
6,720	ABN AMRO Holding NV	312,714
	Insurance—1.0%
65,890	ING Groep NV	2,655,249
	Metals & Mining—0.3%
13,910	Arcelor Mittal (b)	913,479
	Telecommunications—0.5%
88,148	Koninklijke (Royal) KPN NV	1,378,144
	New Zealand—0.4%
	Building/Construction—0.4%
123,530	Fletcher Building Ltd.	1,017,787
	Norway—0.1%
	Oil & Gas—0.1%
15,150	TGS-NOPEC Geophysical Co. ASA (b)	259,938

8 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.07 |

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2007 (unaudited)	Investments

Shares		Value
	Singapore—1.8%
	Airlines—0.9%
195,000	Singapore Airlines Ltd.	$2,434,791
	Electronics—0.4%
119,000	Venture Corp. Ltd.	1,219,431
	Real Estate—0.2%
318,000	Wing Tai Holdings Ltd.	726,393
	Wholesale—0.3%
75,000	Jardine Cycle & Carriage Ltd.	773,344
	Spain—2.2%
	Banking—0.1%
15,020	Banco Santander Central Hispano S.A.	274,768
	Building/Construction—1.0%
41,783	ACS Actividades Construcciones y Servicios S.A.	2,302,629
12,786	Sacyr Vallehermoso S.A.	507,284
		2,809,913
	Insurance—0.8%
505,781	Mapfre S.A.	2,236,023
	Telecommunications—0.3%
38,274	Telefonica S.A.	953,010
	Sweden—6.6%
	Airlines—0.3%
48,700	SAS AB (b)	934,550
	Banking—2.0%
86,500	Nordea Bank AB	1,324,349
118,200	Skandinaviska Enskilda Banken AB, Class B (a)	3,588,939
19,100	Swedbank AB	628,766
		5,542,054
	Consumer Products—0.2%
24,400	Electrolux AB, Ser. B	550,094
	Diversified Manufacturing—1.4%
35,700	Alfa Laval AB	2,160,445
72,400	Trelleborg AB (a)	1,753,399
		3,913,844
	Machinery—0.8%
45,800	Sandvik AB	938,002
64,200	Volvo AB, Ser. B	1,115,731
		2,053,733
	Retail—1.8%
90,550	Hennes & Mauritz AB, Ser. B (a)	5,130,090
	Telecommunications—0.1%
75,000	Telefonaktiebolaget LM Ericsson, Class B	279,638
	Switzerland—9.8%
	Banking—0.3%
12,569	Credit Suisse Group	826,008

| 8.31.07 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 9

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2007 (unaudited)	Investments

Shares		Value
	Switzerland—(continued)
	Computer Software—0.4%
49,621	Temenos Group AG (b)	$1,179,547
	Food & Beverage—3.0%
19,004	Nestle S.A. (a)	8,294,029
	Healthcare—0.6%
26,636	Actelion Ltd. (b)	1,481,813
	Insurance—2.8%
28,976	Swiss Reinsurance (a)	2,448,106
18,875	Zurich Financial Services AG	5,428,312
		7,876,418
	Pharmaceuticals—2.4%
18,193	Novartis AG	960,353
33,450	Roche Holdings AG	5,834,783
		6,795,136
	Retail—0.3%
2,971	Swatch Group AG	893,650
	United Kingdom—19.2%
	Banking—3.3%
342,574	Barclays PLC	4,247,254
78,446	HBOS PLC (a)	1,394,717
82,777	Lloyds TSB Group PLC	911,306
234,373	Royal Bank of Scotland Group PLC (a)	2,723,990
		9,277,267
	Consumer Products—0.5%
327,728	Galiform PLC (b)	861,448
63,929	Michael Page International PLC	620,427
		1,481,875
	Financial Services—1.4%
80,908	3i Group PLC	1,725,842
105,008	Alliance & Leicester PLC	2,236,742
		3,962,584
	Food & Beverage—0.9%
418,953	WM Morrison Supermarkets PLC (a)	2,428,499
	Insurance—1.8%
1,148,603	Old Mutual PLC	3,709,963
205,886	Standard Life PLC	1,250,183
		4,960,146
	Metals & Mining—1.4%
14,367	Anglo American PLC	824,977
57,015	BHP Billiton PLC	1,672,280
4,454	Rio Tinto PLC	307,719
20,513	Xstrata PLC	1,207,137
		4,012,113

10 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.07 |

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2007 (unaudited)	Investments

Shares		Value
	United Kingdom—(continued)
	Oil & Gas—4.9%
255,457	BP PLC	$2,871,368
	Royal Dutch Shell PLC (a)
73,407	Class A	2,852,931
205,670	Class B	8,021,734
		13,746,033
	Retail—2.0%
75,316	Game Group PLC	290,736
121,701	Marks & Spencer Group PLC	1,538,637
99,359	Next PLC	3,884,337
		5,713,710
	Telecommunications—3.0%
912,227	BT Group PLC (a)	5,818,712
747,968	Vodafone Group PLC	2,417,651
		8,236,363

	Total Common Stock (cost—$265,633,447)	269,855,857

REPURCHASE AGREEMENT—3.1%
Principal
Amount
(000)

$8,630	State Street Bank & Trust Co.,
	dated 8/31/07, 4.90%, due 9/4/07,
	proceeds $8,634,699; collateralized
	by Fannie Mae, 6.00%, 4/30/37,
	valued at $2,940,000 and Federal
	Farm Credit Bank 5.10%, 4/12/17
	valued at $5,869,613 including
	accrued interest (cost—$8,630,000)	8,630,000

	Total Investments before call options written
	(cost—$274,263,447)—99.6%	278,485,857

CALL OPTIONS WRITTEN (b)—(0.9)%
Contracts
	CAC 40 Index (Over-the-Counter),
686	strike price €5,698, expires 10/19/07	(156,374)
664	strike price €5,775, expires 10/19/07	(113,238)
664	strike price €5,782, expires 10/26/07	(123,480)
647	strike price €5,857, expires 10/12/07	(47,003)
	DAX Index (Over-the-Counter),
736	strike price €7,824, expires 10/26/07	(172,229)
493	strike price €7,830, expires 10/19/07	(102,972)
731	strike price €7,864, expires 10/12/07	(85,123)
978	strike price €7,893, expires 9/21/07	(35,473)
720	strike price €7,953, expires 11/2/07	(130,500)
451	strike price €8,322, expires 9/14/07	(210)

| 8.31.07 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 11

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2007 (unaudited)	Investments

Contracts		Value
	Call Options Written (b)—(continued)
	Dow Jones € Stoxx 50 Price Index (Over-the-Counter),
1,317	strike price €4,378, expires 10/26/07	$(190,167)
888	strike price €4,419, expires 10/19/07	(95,636)
1,717	strike price €4,457, expires 10/5/07	(86,210)
1,219	strike price €4,593, expires 9/21/07	(6,870)
1,215	strike price €4,603, expires 9/7/07	(77)
	FTSE 100 Index (Over-the-Counter),
407	strike price £6,449, expires 10/19/07	(109,623)
391	strike price £6,530, expires 10/5/07	(52,615)
592	strike price £6,532, expires 11/2/07	(129,000)
377	strike price £6,617, expires 9/21/07	(13,464)
552	strike price £6,717, expires 9/21/07	(8,025)
554	strike price £6,766, expires 9/7/07	(369)
	NIKKEI Index (Over-the-Counter),
36,428	strike price ¥16,924, expires 10/19/07	(115,261)
53,465	strike price ¥16,950, expires 10/26/07	(180,274)
35,419	strike price ¥17,165, expires 10/26/07	(95,055)
52,524	strike price ¥17,525, expires 10/12/07	(64,157)
51,887	strike price ¥17,707, expires 10/12/07	(44,216)
68,665	strike price ¥17,796, expires 10/5/07	(42,143)
50,335	strike price ¥18,648, expires 9/14/07	(1,466)
33,464	strike price ¥18,658, expires 9/14/07	(965)
	OMX Stockholm 30 Index (Over-the-Counter),
25,765	strike price SEK 1,336, expires 9/21/07	(38,565)
25,552	strike price SEK 1,340, expires 9/7/07	(715)
25,418	strike price SEK 1,345, expires 9/14/07	(8,317)
	Swiss Market Index (Over-the-Counter),
685	strike price CHF 9,005, expires 10/12/07	(87,101)
649	strike price CHF 9,431, expires 9/14/07	(1,700)

	Total Call Options Written (premiums received—-$3,531,109)	(2,338,593)

	Total Investments net of call options written
	(cost—$270,732,338) (c)—98.7%	276,147,264

	Other assets less liabilities—1.3%	3,540,486

	Net Assets—100.0%	$279,687,750

Notes to Schedule of Investments:
(a) All or partial amount segregated as collateral for call options written.
(b) Non-income producing.
(c) Securities with an aggregate value of $269,855,857, representing 96.5% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:
£ — British Pound
€— Euro
¥— Japanese Yen
CHF — Swiss Franc
SEK — Swedish Krona

12 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.07 | See accompanying Notes to Financial Statements

Nicholas-Applegate International & Premium Strategy Fund	Statement of Assets
August 31, 2007 (unaudited)	and Liabilities
Assets:
Investments, at value (cost—$274,263,447)	$278,485,857
Cash (including foreign currency of with a cost and value of $933,065)	1,021,959
Receivable for investments sold	2,621,095
Dividends and interest receivable	811,763
Prepaid expenses	12,952
Total Assets	282,953,626

Liabilities:
Call options written, at value (premiums received—$3,531,109)	2,338,593
Payable for investments purchased	602,809
Investment management fees payable	233,355
Accrued expenses	91,119
Total Liabilities	3,265,876
Net Assets	$279,687,750

Composition of Net Assets:
Common Stock:
Par value ($0.00001 per share, applicable to 9,775,784 shares issued and outstanding)	$98
Paid-in-capital in excess of par	233,631,283
Undistributed net investment income	1,921,795
Accumulated net realized gain	38,710,474
Net unrealized appreciation of investments, call options written and foreign currency transactions	5,424,100
Net Assets	$279,687,750
Net Asset Value Per Share	$28.61

See accompanying Notes to Financial Statements | 8.31.07 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 13

Nicholas-Applegate International & Premium Strategy Fund	Statement of
For the six months ended August 31, 2007 (unaudited)	Operations
Investment Income:
Dividends (net of foreign withholding taxes of $573,357)	$6,069,527
Interest	93,231
Total Investment Income	6,162,758

Expenses:
Investment management fees	1,432,637
Custodian and accounting agent fees	288,837
Shareholder communications	44,344
Audit and tax services	31,096
Transfer agent fees	13,800
New York Stock Exchange listing fees	12,217
Trustees’ fees and expenses	11,408
Legal fees	3,864
Insurance expense	2,990
Miscellaneous	5,024
Total expenses	1,846,217
Less: custody credits earned on cash balances	(50,909)
Net expenses	1,795,308

Net Investment Income	4,367,450

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	25,648,523
Call options written	(1,047,928)
Foreign currency transactions	(20,885)
Net change in unrealized appreciation/depreciation of:
Investments	(17,089,401)
Call options written	(509,460)
Foreign currency transactions	5,734
Net realized and change in unrealized gain on investments, call options written
and foreign currency transactions	6,986,583
Net Increase in Net Assets Resulting from Investment Operations	$11,354,033

14 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.07 | See accompanying Notes to Financial Statements

Nicholas-Applegate International & Premium Strategy Fund	Statement of
Changes in
Net Assets
	Six months
	ended
	August 31, 2007	Year ended
	(unaudited)	February 28, 2007
Investment Operations:
Net investment income	$4,367,450	$3,079,379
Net realized gain on investments, call options written and
foreign currency transactions	24,579,710	50,650,288
Net change in unrealized appreciation/depreciation of investments,
call options written and foreign currency transactions	(17,593,127)	(4,614,704)
Net increase in net assets resulting from investment operations	11,354,033	49,114,963

Dividends and Distributions to Shareholders from:
Net investment income	(2,347,205)	(10,626,195)
Net realized gains	(8,144,997)	(27,142,278)
Total dividends and distributions to shareholders	(10,492,202)	(37,768,473)

Capital Share Transactions:
Reinvestment of dividends and distributions	895,522	3,915,847
Total increase in net assets	1,757,353	15,262,337

Net Assets:
Beginning of period	277,930,397	262,668,060
End of period (including undistributed (dividends in excess of)
net investment income of $1,921,795 and $(98,450), respectively)	$279,687,750	$277,930,397
Common Shares Issued in Reinvestment of Dividends
and Distributions:	31,192	140,403

See accompanying Notes to Financial Statements | 8.31.07 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 15

Nicholas-Applegate International & Premium Strategy Fund	Notes to Financial
August 31, 2007 (unaudited)	Statements

1. Organization and Significant Accounting Policies

Nicholas-Applegate International & Premium Strategy Fund (the “Fund”) was organized as a Massachusetts business trust on February 24, 2005. Prior to commencing operations on April 29, 2005, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 as amended, and the sale and issuance of 4,189 shares of beneficial interest at an aggregate purchase price of $100,012 to Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global Investors Fund Management LLC (the “Investment Manager”), is an indirect wholly-owned subsidiary of Allianz Global. Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund’s investment objective is to seek total return comprised of current income, current gains and long-term capital appreciation. The Fund pursues its investment objectives by investing in a diversified portfolio of equity securities located outside the United States. The Fund will also employ a strategy of writing (selling) call options on equity indexes and may also purchase put options on such indexes in an attempt to generate current gains from option premiums.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no impact to the Fund’s financial statements at August 31, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the SFAS 157 against their current valuation policies to determine future applicability.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

16 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.07 |

Nicholas-Applegate International & Premium Strategy Fund	Notes to Financial
August 31, 2007 (unaudited)	Statements

1. Organization and Significant Accounting Policies (continued)

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s net asset value is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions

The Fund declares dividends and distributions from net investment income and gains from written index option premiums and the sale of portfolio securities quarterly. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation of investments, call options written and foreign currency transactions. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

(f) Option Transactions

The Fund employs a strategy of writing (selling) call options on equity indexes in an attempt to generate current gains from option premiums. When a call option is written, the premium received is recorded as an asset with an equal liability, which is subsequently adjusted to the current market value of the option. Premiums received from writing options, which expire unexercised, are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option written by the Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. These liabilities are reflected as call options written on the Statement of Assets and Liabilities.

| 8.31.07 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 17

Nicholas-Applegate International & Premium Strategy Fund	Notes to Financial
August 31, 2007 (unaudited)	Statements

1. Organization and Significant Accounting Policies (continued)

The Fund, as writer of a call option, may have no control over whether the underlying securities may be sold (called). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written call option.

The Fund may also purchase put options on equity indexes. The risk associated with purchasing a put option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Purchased put options are accounted for in the same manner as portfolio securities. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

(g) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(h) Repurchase Agreements

The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(i) Concentration of Risk

The Fund may have elements of risk, not typically associated with investments in the U.S., due to concentrated investments in specific industries or investments in foreign issuers located in a specific country or region. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

(j) Custody Credits on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager/Sub-Advisers

The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable on a monthly basis, at an annual rate of 1.00% of the Fund’s average daily total managed assets. Total managed assets means to the total assets of the Fund (including assets attributable to any Preferred Shares and borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings). The Investment Manager has retained its affiliates, Nicholas-Applegate Capital Management LLC and Oppenheimer Capital LLC (“OCC”) (the “Sub-Advisers”), to manage the Fund’s international equity portfolio and index option strategy, respectively. Subject to the supervision of the Investment Manager, the Sub-Advisers make all the

18 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.07 |

Nicholas-Applegate International & Premium Strategy Fund	Notes to Financial
August 31, 2007 (unaudited)	Statements

2. Investment Manager/Sub-Advisers (continued)

Fund’s investment decisions in connection with their respective components of the Fund’s investments. For their services, pursuant to Portfolio management agreements, the Investment Manager; and not the Fund; pays the Sub-Advisers a monthly fee.

3. Investment in Securities

For the six months ended August 31, 2007, purchases and sales of investments, other than short-term securities, were $257,306,567 and $267,210,726, respectively.

(a) Transactions in call options written for the six months ended August 31, 2007 were:

	Contracts	Premiums
Options outstanding, February 28, 2007	550,063	$3,643,970
Options written	1,480,883	11,285,076
Options terminated in closing purchase transactions	(309,262)	(4,983,702)
Options expired	(1,245,429)	(6,414,235)
Options outstanding, August 31, 2007	476,255	$3,531,109

4. Income Tax Information

The cost basis of portfolio securities of $274,263,447 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $14,630,281; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $10,407,871; net unrealized appreciation for federal income tax purposes is $4,222,410.

5. Subsequent Dividend Declaration

On September 14, 2007; a dividend in the amount of $0.5375 per share was declared to shareholders. This dividend was payable September 28, 2007 to shareholders of record on September 24, 2007.

6. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including Allianz Global Investors Distributors LLC, PEA Capital LLC and Allianz Global), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds and sub-advised by PEA Capital. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events; PEA Capital LLC deregistered and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager, the Sub-Advisers and certain of their affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager, the Sub-Advisers or their affiliates or related injunctions.

The Investment Manager and the Sub-Advisers believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

| 8.31.07 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 19

Nicholas-Applegate International & Premium Strategy Fund	Financial
For a share of stock outstanding throughout each period:	Highlights
	Six Months			For the period
	ended			April 29, 2005*
	August 31, 2007		Year ended	through
	(unaudited)		February 28, 2007	February 28, 2006
Net asset value, beginning of period	$28.52		$27.35	$23.88	**
Investment Operations:
Net investment income	0.45		0.33	0.16
Net realized and change in unrealized gain on
investments, options written and foreign currency
transactions	0.72		4.77	4.81
Total from investment operations	1.17		5.10	4.97
Dividends and Distributions to
Shareholders from:
Net investment income	(0.24)		(1.11)	(0.12)
Net realized gains	(0.84)		(2.82)	(1.33)
Total dividends and distributions to shareholders	(1.08)		(3.93)	(1.45)
Capital Share Transactions:
Offering costs charged to paid-in capital in excess
of par	—		—	(0.05)
Net asset value, end of period	$28.61		$28.52	$27.35
Market price, end of period	$26.94		$30.45	$24.64
Total Investment Return (1)	(8.20)%		42.23%	4.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000)	$279,688		$277,930	$262,668
Ratio of expenses to average net assets (2)	1.29	%(3)	1.22%	1.19	%(3)
Ratio of net investment income to average net
assets (2)	3.05	%(3)	1.12%	0.79	%(3)
Portfolio turnover	92%		203%	192%

*	Commencement of operations.

**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.

(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(j) in Notes to Financial Statements).

(3)	Annualized.

20 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.07 | See accompanying Notes to Financial Statements

Nicholas-Applegate International & Premium Strategy Fund	Annual Shareholder
August 31, 2007 (unaudited)	Meeting Results

The Fund held its annual meeting of shareholders on July 25, 2007. Shareholders voted to re-elect John J. Dalessandro II and R. Peter Sullivan III and elect William B. Ogden, IV and John C. Maney as Trustees as indicated below.

		Withheld
	Affirmative	Authority
Re-election of John J. Dalessandro II — Class II to serve until 2010	8,450,176	68,724
Re-election of R. Peter Sullivan III — Class II to serve until 2010	8,452,368	66,532
Election of William B. Ogden, IV — Class I to serve until 2009	8,452,217	66,683
Election of John C. Maney — Class III to serve until 2008	8,451,848	67,052

Messrs. Paul Belica, Robert E. Connor and Hans W. Kertess continue to serve as Trustees of the Fund

| 8.31.07 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 21

Nicholas-Applegate International & Premium	Matters Relating to the Trustees’
Strategy Fund	Consideration of the Investment
Management & Portfolio
Management Agreements
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Fund’s Management Agreement (the “Advisory Agreement”) with the Investment Manager and Portfolio Management Agreements (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, the “Agreements”) between the Investment Manager and the Sub-Advisers. The Trustees met on June 13, 2007 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory Agreement and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the Fund’s Advisory Agreement and the Sub-Advisory Agreements should be approved for a one-year period commencing July 1, 2007.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Advisers under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Analytical Services Inc. (“Lipper Inc.”) on the total return investment performance (based on net assets) of the Fund for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives identified by Lipper Inc., (ii) information provided by Lipper Inc. on the Fund’s management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper Inc., (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Advisers, including institutional separate accounts and other clients, (iv) the profitability to the Investment Manager from its relationship with the Fund for the twelve months ended March 31, 2007, (v) descriptions of various functions performed by the Investment Manager and the Sub-Advisers for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Advisers, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Advisers’ ability to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Advisers; the experience of key advisory personnel of the Sub-Advisers responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Advisers to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Advisers; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or the Sub-Advisers’ ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were well suited to the Fund given their investment objectives and policies, and that the Investment Manager and the Sub-Advisers would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper Inc., the Trustees also reviewed the Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course of their deliberations, the Trustees

22 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.07 |

Nicholas-Applegate International & Premium	Matters Relating to the Trustees’
Strategy Fund	Consideration of the Investment
Management & Portfolio
Management Agreements
(unaudited) (continued)

took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

The Trustees specifically took note of how the Fund compared to its Lipper Inc. peers as to performance and total expense ratio. The Trustees noted that while the Fund was not charged a separate administration fee, it was not clear whether the peer funds in the Lipper Inc. categories were charged such a fee by their investment managers. Thus, the Trustees, at the recommendation of the Investment Manager, considered the total expenses of the Fund compared to the total expenses of the peer funds, recognizing that the fees for management and administrative services would be subsumed within the total expense ratio.

The Trustees noted that the Fund had significantly outperformed its peer group’s median and low returns and was in line with the peer group’s high returns for the one-year period ended March 31, 2007. The Trustees noted that in the one-year period, the Fund’s total return was ranked first out of twenty five funds in its Lipper category for its asset class. The Trustees also noted that the Fund’s expense ratio was below the high for its peer group but was above the median and the low for its peer group.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Advisers’ responses and efforts relating to investment performance and the comparative positioning of the Fund with respect to the management fee paid to the Investment Manager.

The Trustees also considered the management fees charged by the Sub-Advisers to other clients, including institutional separate accounts with investment strategies similar to those of the Fund. Regarding the institutional separate accounts, they noted that the management fees paid by the Fund was generally higher than the fees paid by these other clients of the Sub-Advisers, but were advised that the administrative burden for the Investment Manager and the Sub-Advisers with respect to the Fund is also relatively higher, due in part to the more extensive regulatory regime to which the Fund was subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Fund was generally higher than the fees paid by the open-end funds but were advised that there are additional portfolio management challenges in managing the Fund, such as meeting a regular dividend.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager from its relationship with the Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as a closed-end investment company, the Fund does not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Advisers, such as reputational value derived from serving as Investment Manager and Sub-Advisers to the Fund.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Advisers to the Fund.

| 8.31.07 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 23

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Trustees and Principal Officers
Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John J. Dalessandro II	Scott Whisten
Trustee	Assistant Treasurer
John C. Maney	Youse E. Guia
Trustee	Chief Compliance Officer
William B. Ogden, IV	William V. Healey
Trustee	Assistant Secretary
R. Peter Sullivan III	Richard H. Kirk
Trustee	Assistant Secretary
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary
Investment Manager
Allianz Global Investors Fund Management LLC 1345 Avenue of the Americas New York, NY 10105

Sub-Advisers
Nicholas Applegate Capital Management LLC 600 West Broadway, 30th Floor San Diego, CA 92101

Oppenheimer Capital LLC 1345 Avenue of the Americas New York, NY 10105

Custodian & Accounting Agent
State Street Bank & Trust Co. 225 Franklin St. Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc. P.O. Box 43027 Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

Legal Counsel
Ropes & Gray LLP One International Place Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas-Applegate International & Premium Strategy Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the fund without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

On August 15, 2007, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

			Total Number	Maximum Number of
			Of Shares Purchased	Shares That May Yet Be
	Total Number	Average	As Part Of Publicly	Purchased Under The
	Of Shares	Price Paid	Announced Plans Or	Plans
Period	Purchased	Per Share	Programs	Or Programs

March 2007	N/A	N/A	N/A	N/A
April 2007	N/A	28.71	31,192	N/A
May 2007	N/A	N/A	N/A	N/A
June 2007	N/A	N/A	N/A	N/A
July 2007	N/A	N/A	N/A	N/A
August 2007	N/A	N/A	N/A	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.3a -3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(c)) under the Act (17 CFR 270.3a -3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas-Applegate
International & Premium Strategy Fund

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date November 7, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date November 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date November 7, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date November 7, 2007